Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance of Doubtful Accounts (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 8,973,447	$ 1,248,323	¥ 237,704
Addition	592,178	82,380	9,095,659
Reversal	(258,453)	(35,954)	(334,423)
Write off			(25,493)
Ending balance	¥ 9,307,172	$ 1,294,749	¥ 8,973,447